Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Summary of Accrued Expenses
Accrued expenses consist of the followings (in thousands):

	September 30, 2023	December 31, 2022
Partner costs	$14,086	$14,535
Inventory, shipping and fulfillment	7,258	11,687
Employee compensation and benefits	8,561	20,584
Sales and other taxes	3,992	4,818
Information technology	2,025	2,207
Advertising	1,715	1,176
Customer service expenses	658	956
Other accrued expenses	7,895	8,467

Total accrued expenses	$46,190	$64,430

Accrued expenses consist of the followings (in thousands):

	December 31,
	2022	2021
Employee compensation and benefits	$20,584	$8,996
Coach costs	14,535	19,168
Inventory, shipping and fulfillment	11,687	14,360
Sales and other taxes	4,818	5,097
Information technology	2,207	10,150
Advertising	1,176	4,033
Customer service expenses	956	1,773
Other accrued expenses	8,467	10,948

Total accrued expenses	$64,430	$74,525